CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Business Combination USD ($)	Service USD ($)	Private Placement USD ($)	Class A Units USD ($)	Class B Units	Class C Units USD ($)	Class D Units USD ($)	Common Stock USD ($)	Common Stock Business Combination USD ($)	Common Stock Service USD ($)	Common Stock Private Placement USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Business Combination USD ($)	Additional Paid-In Capital Service USD ($)	Additional Paid-In Capital Private Placement USD ($)	Accum. Deficit USD ($)
Beginning Balances at Dec. 31, 2009	$ (4,231,210)				$ (4,231,210)
Beginning Balances (in shares) at Dec. 31, 2009					4,803,722	186,600
Conversion of debt to equity (in shares)							415,500	3,867,019
Conversion of debt to equity	7,724,135						750,000	6,974,135
Capital contributions (in shares)							124,758
Capital contributions	225,000						225,000
Preferred Return	137,572							137,572
Net loss for the period	(1,454,636)				(1,066,932)		(82,361)	(305,343)
Ending Balances at May. 05, 2010	2,400,861				(5,298,142)		892,639	6,806,364
Ending Balances (in shares) at May. 05, 2010					4,803,722	186,600	540,258	3,867,019
Issuance of equity in private placement (in shares)												2,577,442
Issuance of equity in private placement				1,668,000								25,774				1,642,226
Contribution (in shares)										4,031,452	9,137,958
Contribution		1,875,000	4,250,000							40,315	91,380			1,834,685	4,158,620
Issuance of equity pursuant to anti-dilution arrangements (in shares)									658,905
Issuance of equity pursuant to anti-dilution arrangements									6,589				(6,589)
Equity based compensation	9,549												9,549
Net loss for the period	(2,179,765)																(2,179,765)
Ending Balances at Dec. 31, 2010	5,622,784								164,058				7,638,491				(2,179,765)
Ending Balances (in shares) at Dec. 31, 2010									16,405,756
Issuance of equity in private placement (in shares)												390,395
Issuance of equity in private placement				250,000								3,903				246,097
Issuance of warrants for services	21,148												21,148
Equity based compensation	50,615												50,615
Net loss for the period	(2,894,941)																(2,894,941)
Ending Balances at Dec. 31, 2011	$ 3,049,606								$ 167,961				$ 7,956,351				$ (5,074,706)
Ending Balances (in shares) at Dec. 31, 2011									16,796,151